SCHEDULE OF OTHER EXPENSES (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Notes and other explanatory information [abstract]
Buildings and facilities costs	$ 748,864	$ 695,844	$ 748,580
Insurance	437,004	403,167	345,450
Investor relations and shareholder maintenance	349,441	469,151	344,355
Net unrealized foreign exchange loss		13,521
Bank and credit card merchant charges	391,627	426,589	296,883
IT and communication	627,169	670,008	84,133
Travel and entertainment	292,335	366,920	67,298
Administrative	281,898	370,571	121,184
Other expenses	393,436	271,259	146,492
Total other expenses	$ 3,521,774	$ 3,687,030	$ 2,154,375